COMBINED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents		$ 393	$ 35
Investments		4,943	1,193
Accounts receivable and other		47	13
Reinsurance funds withheld		4,650	0
Derivative assets		146	7
Deferred tax asset		20	0
Property and equipment		2	2
Intangible assets		3	0
Equity accounted investments		344	0
Deferred acquisition costs		776	0
Reinsurance assets		169	190
Total assets		11,493	1,440
Liabilities
Insurance reserves		8,497	1,339
Accounts payable and other		65	6
Due to related parties		467	0
Reinsurance payable		75	0
Corporate borrowings		693	0
Deferred revenue		82	0
Liabilities of structured entities		167	0
Funds withheld liabilities		12	12
Total liabilities		10,058	1,357
Equity
Total equity		1,435	83
Total liabilities and equity		11,493	1,440
Brookfield Asset Management Inc.
Equity
Equity	[1]		$ 83
Class A exchangeable and Class B shareholders
Equity
Equity	[2]	539
Class C shareholders
Equity
Equity	[2]	$ 896

[1]	For the periods prior to June 28, 2021. See Note 1(b).
[2]	For the period from June 28, 2021 to December 31, 2021. See Note 1(b).